UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2005

Check here if Amendment; [x] Amendment Number: 1

This Amendment (Check [x] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Christopher K. Li
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-2764

Signature, Place, and Date of Signing:

/S/ CHRISTOPHER K. LI, MIDLAND, MICHIGAN, (April 20, 2005)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 49
Form 13F Information table Value Total(x 1000): $641,675



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other

SPDR TR			Comm	78462F103	570,949		4,840,189	X		     4,840,189
EXXON MOBIL CORP	Comm	30231G102	  3,987		   66,900	X			66,900
GENERAL ELEC CO		Comm	369604103	  3,761		  104,300	X		       104,300
PFIZER INC		Comm	717081103	  2,955		  112,500	X		       112,500
CITIGROUP INC		Comm	172967101	  2,867		   63,800	X			63,800
COCA COLA CO		Comm	191216100	  2,542		   61,000	X			61,000
WAL MART STORES INC	Comm	931142103	  2,390		   47,700	X			47,700
CHEVRON TEXACO		Comm	166764100	  2,327		   39,900	X			39,900
PROGRESSIVE CORPORATION	Comm	743315103	  2,083		   22,700	X			22,700
AMERICAN INTL GROUP INC	Comm	26874107	  2,039		   36,800	X			36,800
FEDERAL HOMELN MTG CORP	Comm	313400301	  1,984		   31,400	X			31,400
DANAHER CORP DEL	Comm	235851102	  1,955		   36,600	X			36,600
INTERNL BUSINESS MACHS	Comm	459200101	  1,919		   21,000	X			21,000
HOME DEPOT INC		Comm	437076102	  1,755		   45,900	X			45,900
COMCAST CORP		Comm	20030N101	  1,740		   51,500	X			51,500
JOHNSON & JOHNSON	Comm	478160104	  1,699		   25,300	X			25,300
DOMINION RESOURCES	Comm	25746U109	  1,556		   20,900	X			20,900
MERCK & CO INC		Comm	589331107	  1,457		   45,000	X			45,000
E M C CORP MASS		Comm	268648102	  1,456		  118,200	X		       118,200
DUPONT EI DE NEMOURS&CO	Comm	263534109	  1,435		   28,000	X			28,000
BOSTON SCIENTIFIC CORP	Comm	101137107	  1,432		   48,900	X			48,900
GLAXOSMITHKLINE ADR	Comm	37733W105	  1,373		   29,900	X			29,900
DISNEY WALT CO		Comm	254687106	  1,368		   47,600	X			47,600
QUALCOM			Comm	747525103	  1,341		   36,600	X			36,600
AFLAC INCORPORATED	Comm	1055102		  1,312		   35,200	X			35,200
MEDTRONIC INC		Comm	585055106	  1,264		   24,800	X			24,800
FIRST DATA CORP		Comm	319963104	  1,250		   31,800	X			31,800
DELL COMPUTER CORP	Comm	24702R101	  1,233		   32,100	X			32,100
BAKER HUGHES		Comm	57224107	  1,183		   26,600	X			26,600
LILLY ELI & CO		Comm	532457108	  1,183		   22,700	X			22,700
GOLDMAN SACHS GROUP	Comm	38141G104	  1,144		   10,400	X			10,400
CISCO SYS INC		Comm	17275R102	  1,066		   59,600	X			59,600
AMGEN INC		Comm	31162100	  1,036		   17,800	X			17,800
INTEL CORP		Comm	458140100	  1,029		   44,300	X			44,300
TEXAS INSTRS INC	Comm	882508104	  1,020		   40,000	X			40,000
STARBUCKS CORP		Comm	855244109	    971		   18,800	X			18,800
RED HAT INC		Comm	756577102	    958		   87,800	X			87,800
ALUMINUM CO AMER	Comm	13817101	    869		   28,600	X			28,600
GENERAL DYNAMICS CORP	Comm	369550108	    852		    7,960	X			 7,960
MARSHALL & ILSLEY	Comm	571834100	    852		   20,400	X			20,400
HCA INCORPORATED	Comm	404119109	    846		   15,800	X			15,800
SYMANTEC CORP		Comm	871503108	    834		   39,100	X			39,100
APPLIED MATLS INC	Comm	38222105	    809		   49,800	X			49,800
INTL PAPER CO		Comm	460146103	    802		   21,800	X			21,800
WEATHERFORD INTNL	Comm	G95089101	    794		   13,700	X			13,700
ENTERGY CORPORATION	Comm	29364G103	    721		   10,200	X			10,200
ECOLAB INCORPORATED	Comm	278865100	    694		   21,000	X			21,000
GENENTECH		Comm	368710406	    566		   10,000	X			10,000
LUCENT TECH-CW07	Comm	549463131	     17		   25,850	X			25,850

GRAND TOTALS					641,675

